Dec. 01, 2017

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Money Market Prime Series

Deutsche Cash Investment Trust Class A

Deutsche Cash Investment Trust Class C

Deutsche Cash Investment Trust Class S

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2016 expressed as a %) (Class A)

	Class Inception	1 Year	5 Years	10 Years
Class A	3/12/2007	0.02	0.01	0.70
Class C	3/12/2007	0.02	0.01	0.55
Class S	3/12/2007	0.09	0.03	0.78

Total returns would have been lower if operating expenses had not been reduced.